Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 78,443	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Directorate General of Administrative and State Revenue, DGRAD	Adumbi Project	Gold
#: 2
	93,924	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Mining Cadastre, CAMI	Adumbi Project	Gold
#: 3
	12,111	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	ITURI	General Directorate of Revenue of the Province of Ituri, DGRPI	Adumbi Project	Gold
#: 4
	36,567	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	HAUT-UÉLÉ	General Directorate of Revenue of the Province Haut Uele, DGRHU	Adumbi Project	Gold
#: 5
	42,146	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	TSHOPO	Kisangani Tax Center, CDI Kisangani	Adumbi Project	Gold
#: 6
	75	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	NORD-KIVU	General Directorate of Revenue of the Province Nord Kivu, DGRNK	Adumbi Project	Gold
#: 7
	6,102	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	NORD-KIVU	Goma Tax Center, CDI Goma	Adumbi Project	Gold
#: 8
	$ 27,729	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Directorate General of Administrative and State Revenue, DGRAD	Ngayu Project	Gold